Available-for-sale Debt Investments (Details) $ / shares in Units, ¥ in Thousands					1 Months Ended			12 Months Ended
	Aug. 10, 2020 USD ($)	Aug. 09, 2019 USD ($)	Jul. 23, 2019 USD ($) shares	Mar. 22, 2019	Aug. 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Nov. 30, 2019 shares	Jan. 01, 2019
Available-for-sale Debt Investments
Gain on disposal of available-for-sale debt investments								¥ 477,254	¥ 1,001,181
Changes in fair value of forward contract in relation to disposal of investments in Particle								16,085	4,441
Changes in fair value of loan related to co-sale of Particle shares								(24,535)
Fair value of available-for-sale investments								36,662		¥ 29,401
Total accumulated unrealized gains (loss) on available-for-sale investments recorded in accumulated other comprehensive income								(8,000)		¥ (15,300)
Supplemental Agreement | Proposed Buyers
Available-for-sale Debt Investments
Preferred shares transferred on sale | shares			212,358,165
Total purchase price | $			$ 448,000,000
New SPA | Proposed Buyers
Available-for-sale Debt Investments
Preferred shares transferred on sale | shares					140,248,775
Total purchase price | $					$ 150,000,000
Transaction price per share | $ / shares					$ 1.0695
Proceeds of remaining payment from transfer of Particle shares | $	$ 99,300,000
Particle
Available-for-sale Debt Investments
Percentage of equity interests owned by the Company on an as-if converted basis												37.63%
Gain on disposal of available-for-sale debt investments								477,300
Changes in fair value of forward contract in relation to disposal of investments in Particle								16,100	4,400
Interest-free loan principal amount | $					$ 9,700
Changes in fair value of loan related to co-sale of Particle shares								(24,500)
Particle | Series B and Series C convertible redeemable preferred shares
Available-for-sale Debt Investments
Gain on disposal of available-for-sale debt investments									¥ 1,001,200
Particle | Series D1 convertible redeemable preferred shares
Available-for-sale Debt Investments
Percentage of equity interests owned by the Company on an as-if converted basis										0.60%
Available for sale securities debt securities number of shares acquired | shares					4,584,209
Available for sale securities debt securities number of shares outstanding | shares										4,584,209
Fair value of available-for-sale investments								30,700		¥ 23,400
Particle | Proposed Buyers
Available-for-sale Debt Investments
Cash deposit | $	$ 50,000,000
Particle | Proposed Buyers | Series B and Series C convertible redeemable preferred shares
Available-for-sale Debt Investments
Preferred shares transferred on sale | shares											94,802,752
Total purchase price | $		$ 200,000,000
Particle | SPA | Proposed Buyers
Available-for-sale Debt Investments
Share purchase agreement date				Mar. 22, 2019
Particle | Supplemental Agreement | Proposed Buyers
Available-for-sale Debt Investments
Supplemental agreement date			Jul. 23, 2019
Percentage of equity interests totally sold by the Company			34.00%
Fengyi Technology
Available-for-sale Debt Investments
Proportion of equity interest acquired considered as available-for-sale debt securities							40.00%
Consideration paid for purchase of available-for-sale debt securities							¥ 2,000
Impairment related to credit losses on the available-for-sale debt investment								2,000
Humanistic Intelligence
Available-for-sale Debt Investments
Fair value of available-for-sale investments								6,000		¥ 6,000
Proportion of equity interest acquired considered as available-for-sale debt securities					6.04%
Income/(loss) from equity method investments, net of impairment								¥ 6,000
Phoenix FM
Available-for-sale Debt Investments
Proportion of equity interest in FM Beijing acquired through debt restructuring transactions						19.99%